Notes to the Consolidated Statements of Cash Flows (Details)	1 Months Ended	12 Months Ended
	May 31, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2023 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Feb. 29, 2020
Notes to the Consolidated Statements of Cash Flows [Line Items]
Lease liabilities | ¥		¥ 4,945,000			¥ 8,578,000
Number of leased properties					1	1
Number of shares issued | shares				3,185,000
Share issued price per shares | $ / shares	$ 1
Equity interest rate	51.00%							38.40%
Inventories disposal		¥ 778,000	$ 3,550
Copyrights in intangible assets | $			$ 104,717
Prepayment of intangible assets | $						$ 19,852
Property, plant and equipment | ¥
KOLO Music PTE LTD [Member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Number of shares issued | shares	3,185,000	3,185,000	3,185,000
Share issued price per shares | $ / shares		¥ 1
Equity interest rate	49.00%	49.00%	49.00%
Business combinations [member]
Notes to the Consolidated Statements of Cash Flows [Line Items]
Equity interest rate	49.00%	51.00%	51.00%